Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Components of Income Tax Expense

The components of income tax expense for the three years ended December 31 were (in thousands):

	2016	2015	2014
Current tax expense	$499	$149	$331
Deferred tax expense (benefit)	320	(66)	194
Total tax expense	$819	$83	$525

Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2016	2015	2014
Income before income taxes	$5,975	$3,141	$4,741
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	2,032	1,068	1,612
Tax-exempt interest	(427)	(391)	(358)
Net earnings on BOLI	(84)	(99)	(93)
Gain from life insurance proceeds	(124)	(34)	(56)
Dividend from unconsolidated subsidiary	(15)	(15)	(13)
Stock-based compensation	23	20	16
Federal tax credits	(572)	(570)	(575)
Merger and acquisition expenses	-	115	-
Other permanent differences	(14)	(11)	(8)
Total tax expense	$819	$83	$525
Effective tax rate	13.7%	2.6%	11.1%

Schedule of Deferred Tax Assets and Liabilities

The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2016	2015
Deferred Tax Assets
Allowance for loan losses	$413	$489
Deferred directors' compensation	534	511
Employee and director benefits	535	534
Qualified pension liability	847	785
Unrealized losses on securities available for sale	429	-
Unrealized loss from securities impairment	106	236
Investment in low income housing project	159	96
Fair value adjustments to acquired assets and liabilities	277	493
Tax credit carryforward	209	80
Valuation reserves on other real estate owned	70	24
Other	83	80
Total deferred tax assets	3,662	3,328

Deferred Tax Liabilities
Depreciation	(272)	(288)
Equity income from unconsolidated subsidiary	(645)	(589)
Loan origination costs	(440)	(412)
Prepaid expense	(386)	(284)
Unrealized gains on securities available for sale	-	(58)
Annuity earnings	(79)	(73)
Fair value of mortgage servicing rights	(70)	(70)
Intangible assets	(42)	(67)
Goodwill	(479)	(433)
Total deferred tax liabilities	(2,413)	(2,274)

Net deferred tax asset
included in other assets	$1,249	$1,054